SHARE-BASED COMPENSATION (Share Awards to Executive Officers) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 419	$ 875	$ 3,803
Unrecognized compensation expense	326
Unrecognized compensation expense, weighted average period for recognition (in years)		2 years 1 month 6 days
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	12,188	$ 15,683	$ 80,041
Unrecognized compensation expense	$ 349
Unrecognized compensation expense, weighted average period for recognition (in years)		1 year 7 months 6 days